Accounts Receivable, Net	12 Months Ended
Dec. 31, 2023
Accounts Receivable, Net [Abstract]
Accounts receivable, net
13.	Accounts receivable, net

(In thousands)	December 31, 2022	December 31, 2023
Accounts receivable	10,480	10,690
Less: Allowance for doubtful accounts	(4,519)	(4,201)
Accounts receivable, net	5,961	6,489

The following table presents movement in the allowance for doubtful accounts:

(In thousands)	December 31, 2021	December 31, 2022	December 31, 2023
Balance at beginning of the year	3,289	3,350	4,519
Additions	67	1,273	668
Reversal	(22)	(26)	(806)
Written off	—	—	(142)
Exchange difference	16	(78)	(38)
Balance at end of the year	3,350	4,519	4,201